Financial Instruments and Risk Management - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($)	Jan. 31, 2025	Oct. 31, 2024
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment- Polyrizon Warrants	$ 134,723	$ 178,988
Derivative warrant liabilities	2,983,031	3,519,702
Short-term investment- shares		110,400
Quoted prices in active markets for identical instruments (Level 1) [Member] | Recurring [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment- Polyrizon Warrants
Derivative warrant liabilities
Short-term investment- shares		110,400
Significant other observable inputs (Level 2) [Member] | Recurring [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment- Polyrizon Warrants
Derivative warrant liabilities
Short-term investment- shares
Significant unobservable inputs (Level 3) [Member] | Recurring [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Short-term investment- Polyrizon Warrants	134,723	178,988
Derivative warrant liabilities	$ 2,983,031	3,519,702
Short-term investment- shares